Private Placement Warrants (Restated) (Tables)	12 Months Ended
Dec. 31, 2020
Private Placement Warrants (Restated) [Abstract]
Schedule of change in fair value of warrant liability
Warrant Liability (Restated)

Estimated fair value at December 31, 2019	$-
Warrant liability assumed from the Business Combination	20,547
Change in estimated fair value	(19,714)
Estimated fair value at December 31, 2020	$833

Schedule of inputs and significant assumptions including volatility

	For the Year Ended December 31, 2020	February 14, 2020 (Initial measurement)
Stock price	$2.75	$10.00
Exercise price	$11.50	$11.50
Risk-free interest rate	0.28%	1.42%
Expected term (in years)	4.12	5.00
Expected dividend yield	-	-
Expected volatility	45.5%	39.2%